Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 98.8%
Technology - 26.2%
Apple, Inc.	154,624	$27,456,584
Microsoft Corp.	75,368	25,347,766
Broadcom, Inc.	9,434	6,277,478
salesforce.com, Inc.*	21,854	5,553,757
Adobe, Inc.*	9,772	5,541,310
QUALCOMM, Inc.	29,308	5,359,554
Advanced Micro Devices, Inc.*	36,555	5,260,264
Roper Technologies, Inc.	8,613	4,236,390
NXP Semiconductor N.V.	18,388	4,188,419
Zebra Technologies Corp. — Class A*	6,402	3,810,470
Qorvo, Inc.*	20,256	3,167,836
NVIDIA Corp.	8,900	2,617,579
Total Technology		98,817,407
Consumer, Non-cyclical - 19.2%
Pfizer, Inc.	118,639	7,005,633
Procter & Gamble Co.	42,481	6,949,042
Thermo Fisher Scientific, Inc.	9,201	6,139,275
Abbott Laboratories	42,889	6,036,198
Eli Lilly & Co.	21,440	5,922,157
McKesson Corp.	16,429	4,083,756
PerkinElmer, Inc.	19,462	3,913,030
Corteva, Inc.	82,405	3,896,108
Jazz Pharmaceuticals plc*	30,325	3,863,405
West Pharmaceutical Services, Inc.	8,165	3,829,467
HCA Healthcare, Inc.	14,596	3,750,004
Estee Lauder Companies, Inc. — Class A	9,237	3,419,537
Equifax, Inc.	11,410	3,340,734
Sysco Corp.	37,091	2,913,498
Philip Morris International, Inc.	30,043	2,854,085
Constellation Brands, Inc. — Class A	10,096	2,533,793
Dexcom, Inc.*	2,280	1,224,246
Mondelez International, Inc. — Class A	12,423	823,769
UnitedHealth Group, Inc.	267	134,072
Total Consumer, Non-cyclical		72,631,809
Communications - 16.1%
Amazon.com, Inc.*	4,831	16,108,197
Alphabet, Inc. — Class C*	3,847	11,131,641
Meta Platforms, Inc. — Class A*	31,601	10,628,996
Netflix, Inc.*	9,646	5,811,136
Trade Desk, Inc. — Class A*	42,558	3,900,015
CDW Corp.	18,650	3,819,147
Twitter, Inc.*	87,018	3,760,918
T-Mobile US, Inc.*	31,375	3,638,873
FactSet Research Systems, Inc.	4,347	2,112,685
Total Communications		60,911,608
Financial - 13.1%
JPMorgan Chase & Co.	47,829	7,573,722
Prologis, Inc. REIT	28,179	4,744,217
Duke Realty Corp. REIT	62,599	4,108,998
Alexandria Real Estate Equities, Inc. REIT	18,393	4,100,903
Travelers Companies, Inc.	25,783	4,033,235
American International Group, Inc.	70,784	4,024,778
First Republic Bank	19,012	3,926,168
Equitable Holdings, Inc.	116,249	3,811,805
Synchrony Financial	77,991	3,618,003
Ameriprise Financial, Inc.	10,967	3,308,305
Goldman Sachs Group, Inc.	7,987	3,055,427
Fidelity National Financial, Inc.	25,381	1,324,380
Chubb Ltd.	5,225	1,010,045
Berkshire Hathaway, Inc. — Class B*	2,701	807,599
Total Financial		49,447,585
Consumer, Cyclical - 9.3%
Tesla, Inc.*	10,640	11,244,139
Walmart, Inc.	35,641	5,156,896
TJX Companies, Inc.	59,061	4,483,911
Home Depot, Inc.	10,342	4,292,034
Target Corp.	18,287	4,232,343
Advance Auto Parts, Inc.	15,641	3,751,963
Dollar Tree, Inc.*	14,913	2,095,575
Total Consumer, Cyclical		35,256,861
Industrial - 8.7%
Caterpillar, Inc.	22,527	4,657,232
Northrop Grumman Corp.	11,040	4,273,253
FedEx Corp.	15,503	4,009,696
Keysight Technologies, Inc.*	18,807	3,883,834
Trex Company, Inc.*	26,789	3,617,319
Garmin Ltd.	21,348	2,906,957
CH Robinson Worldwide, Inc.	23,169	2,493,679
AGCO Corp.	20,272	2,351,958
Republic Services, Inc. — Class A	14,183	1,977,819
L3Harris Technologies, Inc.	7,214	1,538,313
Johnson Controls International plc	12,826	1,042,882
Emerson Electric Co.	1,311	121,884
Total Industrial		32,874,826
Utilities - 2.9%
Exelon Corp.	76,083	4,394,554
Sempra Energy	31,536	4,171,582
Vistra Corp.	111,530	2,539,538
Total Utilities		11,105,674
Energy - 2.3%
Chevron Corp.	47,117	5,529,180
Cheniere Energy, Inc.	29,249	2,966,434
Total Energy		8,495,614
Basic Materials - 1.0%
FMC Corp.	24,627	2,706,261
International Flavors & Fragrances, Inc.	6,477	975,760
Total Basic Materials		3,682,021
Total Common Stocks
(Cost $324,244,357)		373,223,405

EXCHANGE-TRADED FUNDS† - 1.1%
SPDR S&P 500 ETF Trust	4,401	2,090,299

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 1.1% (continued)
Vanguard S&P 500 ETF	4,754	$2,075,454
Total Exchange-Traded Funds
(Cost $3,998,668)		4,165,753
Total Investments - 99.9%
(Cost $328,243,025)		$377,389,158
Other Assets & Liabilities, net - 0.1%		437,432
Total Net Assets - 100.0%		$377,826,590

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$373,223,405	$—	$—	$373,223,405
Exchange-Traded Funds	4,165,753	—	—	4,165,753
Total Assets	$377,389,158	$—	$—	$377,389,158

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.9%
Technology - 26.2%
Apple, Inc.	11,193	$1,987,541
Microsoft Corp.	5,455	1,834,626
NVIDIA Corp.	2,449	720,275
Broadcom, Inc.	683	454,475
QUALCOMM, Inc.	2,166	396,096
Intuit, Inc.	574	369,208
Applied Materials, Inc.	2,254	354,690
KLA Corp.	752	323,443
Activision Blizzard, Inc.	4,650	309,365
Monolithic Power Systems, Inc.	564	278,238
Electronic Arts, Inc.	1,586	209,193
Broadridge Financial Solutions, Inc.	69	12,615
Total Technology		7,249,765
Financial - 20.9%
JPMorgan Chase & Co.	3,494	553,275
Mastercard, Inc. — Class A	1,283	461,008
Prologis, Inc. REIT	2,159	363,489
Morgan Stanley	3,639	357,204
BlackRock, Inc. — Class A	381	348,828
Alexandria Real Estate Equities, Inc. REIT	1,374	306,347
Duke Realty Corp. REIT	4,628	303,782
American International Group, Inc.	5,254	298,743
Ameriprise Financial, Inc.	977	294,722
STAG Industrial, Inc. REIT	6,075	291,357
Fidelity National Financial, Inc.	5,552	289,703
Equitable Holdings, Inc.	8,594	281,797
Equity LifeStyle Properties, Inc. REIT	3,167	277,619
Huntington Bancshares, Inc.	17,917	276,280
First American Financial Corp.	3,355	262,462
Annaly Capital Management, Inc. REIT	33,177	259,444
Blackstone Mortgage Trust, Inc. — Class A REIT	5,235	160,296
T. Rowe Price Group, Inc.	613	120,540
Visa, Inc. — Class A	425	92,102
AGNC Investment Corp. REIT	5,586	84,014
Sun Communities, Inc. REIT	223	46,823
Goldman Sachs Group, Inc.	94	35,960
Total Financial		5,765,795
Consumer, Non-cyclical - 16.8%
Procter & Gamble Co.	3,243	530,490
Pfizer, Inc.	8,612	508,539
Eli Lilly & Co.	1,601	442,228
Abbott Laboratories	3,120	439,109
Thermo Fisher Scientific, Inc.	658	439,044
Philip Morris International, Inc.	3,493	331,835
HCA Healthcare, Inc.	1,259	323,462
West Pharmaceutical Services, Inc.	672	315,174
Sysco Corp.	3,989	313,336
Estee Lauder Companies, Inc. — Class A	813	300,972
Merck & Company, Inc.	3,904	299,203
Bunge Ltd.	3,199	298,659
McKesson Corp.	306	76,062
UnitedHealth Group, Inc.	19	9,541
Total Consumer, Non-cyclical		4,627,654
Consumer, Cyclical - 10.9%
Home Depot, Inc.	1,306	542,003
Walmart, Inc.	2,763	399,779
TJX Companies, Inc.	4,366	331,467
Dollar General Corp.	1,361	320,965
Target Corp.	1,366	316,147
Lowe's Companies, Inc.	980	253,310
Best Buy Company, Inc.	2,449	248,818
Watsco, Inc.	633	198,053
Thor Industries, Inc.	1,694	175,786
WW Grainger, Inc.	329	170,501
Costco Wholesale Corp.	116	65,853
Total Consumer, Cyclical		3,022,682
Communications - 7.3%
Comcast Corp. — Class A	8,416	423,577
AT&T, Inc.	16,280	400,488
Fox Corp. — Class A	7,544	278,374
ViacomCBS, Inc. — Class B	9,040	272,827
Fox Corp. — Class B	7,818	267,923
eBay, Inc.	3,947	262,475
CDW Corp.	591	121,025
Total Communications		2,026,689
Industrial - 7.3%
United Parcel Service, Inc. — Class B	1,722	369,093
Caterpillar, Inc.	1,606	332,025
Waste Management, Inc.	1,904	317,777
Republic Services, Inc. — Class A	2,126	296,471
CH Robinson Worldwide, Inc.	2,663	286,619
Garmin Ltd.	2,081	283,370
Agilent Technologies, Inc.	527	84,135
Johnson Controls International plc	658	53,502
Total Industrial		2,022,992
Energy - 5.0%
Chevron Corp.	3,483	408,730
ConocoPhillips	4,500	324,810
Phillips 66	4,001	289,913
Williams Companies, Inc.	10,907	284,018
Marathon Petroleum Corp.	1,005	64,310
Total Energy		1,371,781
Utilities - 4.4%
Exelon Corp.	5,624	324,842
Sempra Energy	2,331	308,345
Vistra Corp.	12,929	294,393
Evergy, Inc.	4,046	277,596
Total Utilities		1,205,176
Basic Materials - 1.1%
International Flavors & Fragrances, Inc.	1,982	298,588
Total Common Stocks
(Cost $24,662,538)		27,591,122

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.4%
iShares Select Dividend ETF	842	$103,221
Total Exchange-Traded Funds
(Cost $100,501)		103,221
Total Investments - 100.3%
(Cost $24,763,039)		$27,694,343
Other Assets & Liabilities, net - (0.3)%		(90,717)
Total Net Assets - 100.0%		$27,603,626

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,591,122	$—	$—	$27,591,122
Exchange-Traded Funds	103,221	—	—	103,221
Total Assets	$27,694,343	$—	$—	$27,694,343

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 98.5%
Technology - 22.9%
Apple, Inc.	5,136	$912,000
Microsoft Corp.	2,515	845,845
NVIDIA Corp.	1,245	366,167
Adobe, Inc.*	393	222,854
QUALCOMM, Inc.	1,192	217,981
Advanced Micro Devices, Inc.*	1,141	164,190
Total Technology		2,729,037
Consumer, Non-cyclical - 21.8%
Procter & Gamble Co.	1,767	289,046
Abbott Laboratories	1,714	241,228
Philip Morris International, Inc.	2,352	223,440
Pfizer, Inc.	3,367	198,822
Estee Lauder Companies, Inc. — Class A	534	197,687
Thermo Fisher Scientific, Inc.	284	189,496
Hershey Co.	971	187,859
Verisk Analytics, Inc. — Class A	792	181,154
Laboratory Corporation of America Holdings*	565	177,529
Eli Lilly & Co.	642	177,333
HCA Healthcare, Inc.	686	176,247
West Pharmaceutical Services, Inc.	372	174,472
Equifax, Inc.	411	120,337
Constellation Brands, Inc. — Class A	248	62,240
Total Consumer, Non-cyclical		2,596,890
Communications - 17.3%
Alphabet, Inc. — Class C*	213	616,334
Amazon.com, Inc.*	161	536,829
Meta Platforms, Inc. — Class A*	1,160	390,166
Arista Networks, Inc.*	1,394	200,387
FactSet Research Systems, Inc.	384	186,628
eBay, Inc.	1,900	126,350
Total Communications		2,056,694
Financial - 12.8%
Visa, Inc. — Class A	1,173	254,201
Prologis, Inc. REIT	1,293	217,690
BlackRock, Inc. — Class A	215	196,845
Duke Realty Corp. REIT	2,932	192,456
T. Rowe Price Group, Inc.	948	186,415
Equity LifeStyle Properties, Inc. REIT	1,977	173,304
American Homes 4 Rent — Class A REIT	2,800	122,108
Everest Re Group Ltd.	399	109,294
Mastercard, Inc. — Class A	179	64,318
Coinbase Global, Inc. — Class A*	3	757
Total Financial		1,517,388
Consumer, Cyclical - 11.4%
Home Depot, Inc.	701	290,922
O'Reilly Automotive, Inc.*	273	192,801
Copart, Inc.*	1,225	185,734
Target Corp.	798	184,689
Lululemon Athletica, Inc.*	445	174,195
Domino's Pizza, Inc.	205	115,688
Dollar General Corp.	442	104,237
Gentex Corp.	1,742	60,709
Tesla, Inc.*	45	47,555
Total Consumer, Cyclical		1,356,530
Utilities - 7.4%
Duke Energy Corp.	1,810	189,869
American Water Works Company, Inc.	926	174,884
Sempra Energy	1,310	173,287
Evergy, Inc.	2,480	170,153
UGI Corp.	3,679	168,903
Total Utilities		877,096
Industrial - 4.9%
Old Dominion Freight Line, Inc.	514	184,207
Garmin Ltd.	1,321	179,881
Northrop Grumman Corp.	321	124,250
Snap-on, Inc.	335	72,152
United Parcel Service, Inc. — Class B	121	25,935
Total Industrial		586,425
Total Common Stocks
(Cost $10,070,398)		11,720,060

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR S&P 500 ETF Trust	93	44,171
Vanguard S&P 500 ETF	101	44,094
Total Exchange-Traded Funds
(Cost $88,845)		88,265
Total Investments - 99.3%
(Cost $10,159,243)		$11,808,325
Other Assets & Liabilities, net - 0.7%		85,807
Total Net Assets - 100.0%		$11,894,132

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,720,060	$—	$—	$11,720,060
Exchange-Traded Funds	88,265	—	—	88,265
Total Assets	$11,808,325	$—	$—	$11,808,325

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 99.1%
Technology - 26.1%
Apple, Inc.	6,215	$1,103,598
Microsoft Corp.	3,029	1,018,713
Broadcom, Inc.	379	252,190
salesforce.com, Inc.*	893	226,938
Adobe, Inc.*	393	222,855
QUALCOMM, Inc.	1,203	219,993
Advanced Micro Devices, Inc.*	1,500	215,850
Roper Technologies, Inc.	353	173,627
NXP Semiconductor N.V.	754	171,746
Zebra Technologies Corp. — Class A*	257	152,966
Qorvo, Inc.*	836	130,742
NVIDIA Corp.	365	107,350
Total Technology		3,996,568
Consumer, Non-cyclical - 19.3%
Pfizer, Inc.	4,782	282,377
Procter & Gamble Co.	1,710	279,722
Thermo Fisher Scientific, Inc.	362	241,541
Abbott Laboratories	1,703	239,680
Eli Lilly & Co.	867	239,483
McKesson Corp.	678	168,530
PerkinElmer, Inc.	803	161,451
Corteva, Inc.	3,382	159,901
Jazz Pharmaceuticals plc*	1,244	158,486
HCA Healthcare, Inc.	599	153,895
West Pharmaceutical Services, Inc.	327	153,366
Estee Lauder Companies, Inc. — Class A	381	141,046
Equifax, Inc.	478	139,954
Sysco Corp.	1,583	124,345
Philip Morris International, Inc.	1,266	120,270
Constellation Brands, Inc. — Class A	424	106,411
Dexcom, Inc.*	94	50,473
Mondelez International, Inc. — Class A	510	33,818
Total Consumer, Non-cyclical		2,954,749
Communications - 16.0%
Amazon.com, Inc.*	194	646,862
Alphabet, Inc. — Class C*	154	445,613
Meta Platforms, Inc. — Class A*	1,271	427,501
Netflix, Inc.*	388	233,747
Trade Desk, Inc. — Class A*	1,747	160,095
CDW Corp.	770	157,680
Twitter, Inc.*	3,572	154,382
T-Mobile US, Inc.*	1,246	144,511
FactSet Research Systems, Inc.	178	86,510
Total Communications		2,456,901
Financial - 13.3%
JPMorgan Chase & Co.	1,929	305,457
Prologis, Inc. REIT	1,156	194,624
Alexandria Real Estate Equities, Inc. REIT	759	169,227
Duke Realty Corp. REIT	2,569	168,629
Travelers Companies, Inc.	1,058	165,503
American International Group, Inc.	2,905	165,178
First Republic Bank	780	161,078
Equitable Holdings, Inc.	4,772	156,474
Synchrony Financial	3,221	149,422
Ameriprise Financial, Inc.	460	138,764
Goldman Sachs Group, Inc.	335	128,154
Fidelity National Financial, Inc.	1,048	54,685
Chubb Ltd.	214	41,368
Berkshire Hathaway, Inc. — Class B*	120	35,880
Total Financial		2,034,443
Consumer, Cyclical - 9.3%
Tesla, Inc.*	423	447,018
Walmart, Inc.	1,428	206,617
TJX Companies, Inc.	2,424	184,030
Home Depot, Inc.	427	177,209
Target Corp.	740	171,266
Advance Auto Parts, Inc.	646	154,963
Dollar Tree, Inc.*	612	85,998
Total Consumer, Cyclical		1,427,101
Industrial - 8.8%
Caterpillar, Inc.	924	191,028
Northrop Grumman Corp.	453	175,343
FedEx Corp.	640	165,530
Keysight Technologies, Inc.*	772	159,425
Trex Company, Inc.*	1,121	151,369
Garmin Ltd.	881	119,966
CH Robinson Worldwide, Inc.	951	102,356
AGCO Corp.	850	98,617
Republic Services, Inc. — Class A	585	81,578
L3Harris Technologies, Inc.	296	63,119
Johnson Controls International plc	529	43,013
Total Industrial		1,351,344
Utilities - 3.0%
Exelon Corp.	3,204	185,063
Sempra Energy	1,294	171,171
Vistra Corp.	4,338	98,776
Total Utilities		455,010
Energy - 2.3%
Chevron Corp.	1,934	226,955
Cheniere Energy, Inc.	1,208	122,515
Total Energy		349,470
Basic Materials - 1.0%
FMC Corp.	1,039	114,176
International Flavors & Fragrances, Inc.	267	40,223
Total Basic Materials		154,399
Total Common Stocks
(Cost $12,287,469)		15,179,985

EXCHANGE-TRADED FUNDS† - 0.3%
SPDR S&P 500 ETF Trust	45	21,373
Vanguard S&P 500 ETF	47	20,519
Total Exchange-Traded Funds
(Cost $40,160)		41,892
Total Investments - 99.4%
(Cost $12,327,629)		$15,221,877
Other Assets & Liabilities, net - 0.6%		95,522
Total Net Assets - 100.0%		$15,317,399

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,179,985	$—	$—	$15,179,985
Exchange-Traded Funds	41,892	—	—	41,892
Total Assets	$15,221,877	$—	$—	$15,221,877

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 98.2%
Financial - 22.3%
JPMorgan Chase & Co.	853	$135,073
Prologis, Inc. REIT	427	71,890
Berkshire Hathaway, Inc. — Class B*	209	62,491
Chubb Ltd.	317	61,279
Alexandria Real Estate Equities, Inc. REIT	248	55,294
American International Group, Inc.	965	54,870
Ameriprise Financial, Inc.	176	53,092
Travelers Companies, Inc.	337	52,717
First Republic Bank	254	52,453
Duke Realty Corp. REIT	799	52,446
Fidelity National Financial, Inc.	990	51,658
Equitable Holdings, Inc.	1,541	50,530
Everest Re Group Ltd.	177	48,484
Equity LifeStyle Properties, Inc. REIT	550	48,213
Synchrony Financial	1,029	47,735
Goldman Sachs Group, Inc.	123	47,054
Huntington Bancshares, Inc.	2,820	43,484
Lamar Advertising Co. — Class A REIT	280	33,964
Bank of America Corp.	382	16,995
Intercontinental Exchange, Inc.	27	3,693
American Financial Group, Inc.	12	1,648
Total Financial		1,045,063
Consumer, Non-cyclical - 21.6%
Procter & Gamble Co.	779	127,429
Pfizer, Inc.	1,951	115,206
Abbott Laboratories	686	96,548
Eli Lilly & Co.	337	93,086
Merck & Company, Inc.	1,090	83,538
Philip Morris International, Inc.	726	68,970
Mondelez International, Inc. — Class A	905	60,010
Constellation Brands, Inc. — Class A	236	59,229
HCA Healthcare, Inc.	217	55,752
Sysco Corp.	667	52,393
Corteva, Inc.	1,087	51,393
Jazz Pharmaceuticals plc*	375	47,775
Johnson & Johnson	240	41,057
Laboratory Corporation of America Holdings*	86	27,022
Baxter International, Inc.	270	23,177
Hologic, Inc.*	147	11,254
Total Consumer, Non-cyclical		1,013,839
Industrial - 14.7%
United Parcel Service, Inc. — Class B	368	78,877
Caterpillar, Inc.	319	65,950
3M Co.	349	61,993
Northrop Grumman Corp.	152	58,835
Johnson Controls International plc	718	58,380
FedEx Corp.	217	56,125
Waste Management, Inc.	327	54,576
Republic Services, Inc. — Class A	390	54,386
Keysight Technologies, Inc.*	257	53,073
Parker-Hannifin Corp.	165	52,490
Garmin Ltd.	310	42,213
Snap-on, Inc.	130	27,999
AGCO Corp.	198	22,972
Total Industrial		687,869
Consumer, Cyclical - 11.3%
Home Depot, Inc.	315	130,728
Walmart, Inc.	562	81,316
TJX Companies, Inc.	833	63,241
Target Corp.	261	60,406
Dollar Tree, Inc.*	359	50,447
WW Grainger, Inc.	95	49,233
Advance Auto Parts, Inc.	198	47,496
Best Buy Company, Inc.	434	44,094
Total Consumer, Cyclical		526,961
Communications - 8.8%
Walt Disney Co.*	595	92,160
Motorola Solutions, Inc.	214	58,144
Match Group, Inc.*	398	52,635
CDW Corp.	246	50,376
AT&T, Inc.	2,028	49,889
eBay, Inc.	686	45,619
Cisco Systems, Inc.	710	44,993
ViacomCBS, Inc. — Class B	589	17,776
Verizon Communications, Inc.	15	779
Total Communications		412,371
Technology - 7.7%
QUALCOMM, Inc.	464	84,852
Applied Materials, Inc.	497	78,208
KLA Corp.	138	59,355
Broadridge Financial Solutions, Inc.	278	50,824
Entegris, Inc.	330	45,731
Black Knight, Inc.*	290	24,038
Zynga, Inc. — Class A*	3,052	19,533
Total Technology		362,541
Utilities - 5.6%
Exelon Corp.	1,062	61,341
Duke Energy Corp.	571	59,898
Sempra Energy	390	51,589
American Water Works Company, Inc.	270	50,992
Vistra Corp.	1,626	37,024
Total Utilities		260,844
Energy - 3.4%
Chevron Corp.	756	88,716
Hess Corp.	654	48,416
Schlumberger N.V.	484	14,496
Exxon Mobil Corp.	125	7,649
Total Energy		159,277
Basic Materials - 2.8%
DuPont de Nemours, Inc.	640	51,699
FMC Corp.	467	51,319
Eastman Chemical Co.	248	29,986
Total Basic Materials		133,004
Total Common Stocks
(Cost $3,908,169)		4,601,769

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.8%
iShares S&P 500 Value ETF	234	$36,651
Total Exchange-Traded Funds
(Cost $35,957)		36,651
Total Investments - 99.0%
(Cost $3,944,126)		$4,638,420
Other Assets & Liabilities, net - 1.0%		48,015
Total Net Assets - 100.0%		$4,686,435

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,601,769	$—	$—	$4,601,769
Exchange-Traded Funds	36,651	—	—	36,651
Total Assets	$4,638,420	$—	$—	$4,638,420

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Partners Investment Management, LLC, which operates under the name of Guggenheim Investments, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$328,383,741	$50,474,360	$(1,468,943)	$49,005,417
RBP® Dividend Fund	24,790,369	3,186,071	(282,097)	2,903,974
RBP® Large-Cap Defensive Fund	10,161,185	1,693,218	(46,078)	1,647,140
RBP® Large-Cap Market Fund	12,328,110	2,935,970	(42,203)	2,893,767
RBP® Large-Cap Value Fund	3,944,968	746,263	(52,811)	693,452

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – COVID-19

The outbreak of COVID-19 and the recovery response causes at times disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded to this situation with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. Recently, the U.S. and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds' investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a higher degree of correlation than historically seen across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.